Annual Fund Operating Expenses - UltraJapan ProFund	Nov. 22, 2021
Investor
Operating Expenses:
Investment Advisory Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.90%
Recoupment	0.04%	[1]
Other Operating Expenses	0.86%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.80%
Fee Waivers/Reimbursements	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.78%
Service
Operating Expenses:
Investment Advisory Fees	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.90%
Recoupment	0.04%	[1]
Other Operating Expenses	0.86%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.80%
Fee Waivers/Reimbursements	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.78%

[1]	The “Recoupment” line shows gross recoupment payments made by the Fund during its most recent fiscal year. In addition, at times during the fiscal year amounts were waived or reimbursed to the Fund - the gross amount of this waiver/reimbursement is shown separately in the “Fee Waivers/Reimbursements” line. The recoupment shown did not cause the Fund’s expenses to exceed any expense limitation in place at the time of recoupment or the time the recouped amounts were originally waived/reimbursed.
[2]	ProFund Advisors LLC (“ProFund Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.78% for Investor Class shares and 2.78% for Service Class shares through November 30, 2022. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.